Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of Compensation Awarded to Key Management Personnel
Compensation awarded to key management personnel for the years ended December 31, 2025 and 2024 is as follows:

	December 31,
	2025	2024
	$	$
Salaries and benefits	4,354	3,538
Share-based compensation	2,795	3,638
	7,149	7,176